Cash and Cash Equivalents - Schedules of Cash and Cash Equivalents (Details)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 HKD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 HKD ($)	Dec. 31, 2018 USD ($)
Cash And Cash Equivalents [Line Items]
Cash and cash equivalents	$ 45,284,308			$ 49,098,841			$ 10,336,467
VIE
Cash And Cash Equivalents [Line Items]
Cash and cash equivalents	5,511			61,456
Overseas
Cash And Cash Equivalents [Line Items]
Cash and cash equivalents	39,092,003	¥ 667,662	$ 1,482,135	44,865,166	¥ 997,219	$ 894,277
China | Non VIE
Cash And Cash Equivalents [Line Items]
Cash and cash equivalents	$ 258,019	3,778,978		$ 103,214	2,177,509
China | VIE
Cash And Cash Equivalents [Line Items]
Cash and cash equivalents | ¥		¥ 5,511			¥ 61,456